SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Software Development Costs and Internal-Use Software (Details) - Minimum	Jan. 31, 2024
Software Development Costs
Software Development Costs
Estimated useful lives	4 years
Internal-Use Software
Software Development Costs
Estimated useful lives	4 years